Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,225,298.37
Previously Paid Amount	0
Total Fee Amount	1,274.01
Total Offset Amount	0
Net Fee	$ 1,274.01